ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.0%
	AEROSPACE & DEFENSE — 4.0%
583,000	Northrop Grumman Corporation	3.2000	02/01/27	$ 577,447
524,000	RTX Corporation	5.0000	02/27/26	524,884
193,000	RTX Corporation	3.5000	03/15/27	191,580
408,000	Textron, Inc.	4.0000	03/15/26	407,498
125,000	Textron, Inc.	3.6500	03/15/27	124,039
				1,825,448
	BANKING — 4.5%
328,000	Citigroup, Inc.	3.7000	01/12/26	327,668
92,000	Citigroup, Inc.	3.4000	05/01/26	91,715
160,000	Citigroup, Inc.	3.2000	10/21/26	158,764
72,000	JPMorgan Chase & Company	3.3000	04/01/26	71,780
21,000	JPMorgan Chase & Company	3.2000	06/15/26	20,899
250,000	JPMorgan Chase Bank NA	5.1100	12/08/26	253,015
250,000	KeyBank NA	4.7000	01/26/26	250,118
58,000	US Bancorp Series MTN	3.1000	04/27/26	57,733
581,000	Wells Fargo & Company	3.0000	04/22/26	578,295
250,000	Wells Fargo Bank NA	5.4500	08/07/26	252,513
				2,062,500
	BIOTECH & PHARMA — 1.8%
89,000	Bristol-Myers Squibb Company	0.7500	11/13/25	88,916
463,000	Bristol-Myers Squibb Company	4.9500	02/20/26	464,208
163,000	Gilead Sciences, Inc.	3.6500	03/01/26	162,777
145,000	Pfizer Investment Enterprises Pte Ltd.	4.4500	05/19/26	145,234
				861,135
	CHEMICALS — 1.0%
445,000	Sherwin-Williams Company (The)	3.9500	01/15/26	444,669

	ELECTRIC UTILITIES — 11.4%
459,000	Duke Energy Corporation	5.0000	12/08/25	459,262
369,000	Duke Energy Corporation	2.6500	09/01/26	364,594
161,000	Entergy Corporation	2.9500	09/01/26	159,593
68,000	Entergy Texas, Inc.	1.5000	09/01/26	66,263
70,000	Eversource Energy	4.7500	05/15/26	70,216
394,000	Eversource Energy Series DD	5.0000	01/01/27	397,590
636,000	Exelon Corporation	3.4000	04/15/26	633,529

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.0% (Continued)
	ELECTRIC UTILITIES — 11.4% (Continued)
423,000	NextEra Energy Capital Holdings, Inc.	4.9500	01/29/26	$ 423,690
532,000	PPL Capital Funding, Inc.	3.1000	05/15/26	528,745
1,000,000	Southern Company (The)	3.2500	07/01/26	994,225
230,000	Virginia Electric and Power Company Series A	3.1500	01/15/26	229,433
849,000	WEC Energy Group, Inc.	4.7500	01/09/26	848,929
85,000	WEC Energy Group, Inc.	5.6000	09/12/26	85,984
				5,262,053
	ELECTRICAL EQUIPMENT — 3.5%
133,000	Carrier Global Corporation	2.4930	02/15/27	130,371
680,000	Hubbell, Inc.	3.3500	03/01/26	677,709
811,000	Johnson Controls International plc	3.9000	02/14/26	809,817
				1,617,897
	FOOD — 1.7%
790,000	McCormick & Company, Inc.	3.2500	11/15/25	789,741

	HEALTH CARE FACILITIES & SERVICES — 1.4%
106,000	Cigna Group (The)	4.5000	02/25/26	105,991
535,000	Quest Diagnostics, Inc.	3.4500	06/01/26	533,144
				639,135
	INSTITUTIONAL FINANCIAL SERVICES — 4.6%
305,000	Goldman Sachs Group, Inc. (The)	3.7500	02/25/26	304,804
287,000	Goldman Sachs Group, Inc. (The)	3.5000	11/16/26	285,621
438,000	Goldman Sachs Group, Inc. (The)	3.8500	01/26/27	436,668
802,000	Morgan Stanley	3.8750	01/27/26	801,417
250,000	State Street Bank & Trust Company	4.5940	11/25/26	251,783
62,000	State Street Corporation	5.2720	08/03/26	62,507
				2,142,800
	INSURANCE — 4.3%
487,000	Allstate Corporation (The)	0.7500	12/15/25	484,996
371,000	Allstate Corporation (The)	3.2800	12/15/26	367,642
513,000	Chubb INA Holdings, Inc.	3.3500	05/03/26	511,423
329,000	Loews Corporation	3.7500	04/01/26	328,369
129,000	Marsh & McLennan Companies, Inc.	3.7500	03/14/26	128,796
137,000	Principal Life Global Funding II(a)	5.0000	01/16/27	138,460
				1,959,686

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.0% (Continued)
	LEISURE FACILITIES & SERVICES — 1.3%
463,000	Hyatt Hotels Corporation	4.8500	03/15/26	$ 463,086
146,000	Marriott International, Inc.	5.4500	09/15/26	147,662
				610,748
	MACHINERY — 0.5%
253,000	John Deere Capital Corporation	4.8000	01/09/26	253,249

	MEDICAL EQUIPMENT & DEVICES — 0.4%
162,000	Boston Scientific Corporation	3.7500	03/01/26	161,712

	OIL & GAS PRODUCERS — 0.7%
306,000	Exxon Mobil Corporation	3.0430	03/01/26	304,978

	REAL ESTATE INVESTMENT TRUSTS — 3.4%
101,000	Host Hotels & Resorts, L.P.	4.5000	02/01/26	100,886
172,000	Realty Income Corporation	4.6250	11/01/25	172,000
268,000	Realty Income Corporation	5.0500	01/13/26	268,046
26,000	Realty Income Corporation	0.7500	03/15/26	25,663
367,000	Realty Income Corporation	4.4500	09/15/26	367,342
658,000	Tanger Properties, L.P.	3.1250	09/01/26	651,266
				1,585,203
	RETAIL - DISCRETIONARY — 1.1%
499,000	Lowe's Companies, Inc.	4.8000	04/01/26	499,990

	SEMICONDUCTORS — 2.2%
703,000	Broadcom, Inc.	3.1500	11/15/25	702,556
10,000	Broadcom, Inc.	3.4590	09/15/26	9,958
336,000	Intel Corporation	2.6000	05/19/26	333,204
				1,045,718
	SOFTWARE — 1.6%
190,000	Oracle Corporation	1.6500	03/25/26	188,138
548,000	Oracle Corporation	2.6500	07/15/26	542,555
				730,693
	SPECIALTY FINANCE — 2.5%
157,000	American Express Company	4.9000	02/13/26	157,212
122,000	Capital One Financial Corporation	4.5000	01/30/26	121,958

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.0% (Continued)
	SPECIALTY FINANCE — 2.5% (Continued)
64,000	Penske Truck Leasing Company Lp / PTL Finance(a)	4.4500	01/29/26	$ 63,975
332,000	Penske Truck Leasing Company Lp / PTL Finance(a)	5.7500	05/24/26	334,245
461,000	Synchrony Financial	3.7000	08/04/26	458,758
				1,136,148
	TECHNOLOGY SERVICES — 1.1%
269,000	International Business Machines Corporation	3.4500	02/19/26	268,347
222,000	International Business Machines Corporation	3.3000	05/15/26	221,212
				489,559
	TELECOMMUNICATIONS — 0.1%
49,000	AT&T, Inc.	3.8750	01/15/26	48,948

	TOBACCO & CANNABIS — 1.6%
670,000	Altria Group, Inc.	4.4000	02/14/26	669,752
63,000	Philip Morris International, Inc.	4.8750	02/13/26	63,106
				732,858
	TRANSPORTATION & LOGISTICS — 3.3%
326,000	CSX Corporation	3.3500	11/01/25	326,000
613,000	FedEx Corporation	3.2500	04/01/26	610,458
486,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	484,636
99,000	Norfolk Southern Corporation	2.9000	06/15/26	98,257
				1,519,351

	TOTAL CORPORATE BONDS (Cost $26,698,326)			26,724,219

	U.S. GOVERNMENT & AGENCIES — 42.7%
	GOVERNMENT OWNED, NO GUARANTEE — 1.1%
495,000	Federal Home Loan Mortgage Corporation	4.2100	12/17/26	495,023

	GOVERNMENT SPONSORED — 1.4%
110,000	Federal Home Loan Banks	2.6750	11/07/25	109,983
535,000	Federal Home Loan Banks	4.1250	09/10/27	534,109
				644,092

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)			Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.7% (Continued)
	U.S. TREASURY BILLS — 24.3%
205,000	United States Treasury Bill(b)		0.9600	11/04/25	$ 204,978
1,018,000	United States Treasury Bill(b)		1.9200	11/06/25	1,017,678
200,000	United States Treasury Bill(b)		3.0300	11/13/25	199,784
535,000	United States Treasury Bill(b)		3.6100	12/09/25	532,942
299,000	United States Treasury Bill(b)		3.7300	01/02/26	297,085
1,387,000	United States Treasury Bill(b)		3.8200	01/22/26	1,375,428
375,000	United States Treasury Bill(b)		3.7100	02/03/26	371,412
7,280,000	United States Treasury Bill(b)		3.7700	02/24/26	7,193,875
					11,193,182
			Coupon Rate (%)
	U.S. TREASURY NOTES — 15.9%
925,000	United States Treasury Floating Rate Note(c)	USBMMY3M + 0.150%	3.9160	04/30/26	924,843
3,435,000	United States Treasury Note		4.2500	01/31/26	3,437,869
1,374,000	United States Treasury Note		4.5000	03/31/26	1,377,802
1,598,000	United States Treasury Note		4.3750	07/31/26	1,604,655
					7,345,169

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,664,605)				19,677,466

	TOTAL INVESTMENTS - 100.7% (Cost $46,362,931)				$ 46,401,685
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(331,058)
	NET ASSETS - 100.0%				$ 46,070,627

LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
USBMMY3M	US Treasury 3 Month Bill Money Market Yield
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $536,680 or 1.2% of net assets.
(b)	Zero coupon bond.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.